Non-Controlling Interests (Tables)	12 Months Ended
Dec. 31, 2021
Noncontrolling Interest [Abstract]
Summary of Redeemable Non-Controlling Interest Activities

The following table presents balance of the Mezzanine Equity as of December 31, 2019 and 2020 and as of the period-end prior to its disposal in the year of 2021.

RMB
Balance as of December 31, 2018	39,208,619
Add: Capital contribution	2,500,000
Less: Comprehensive loss attributable to redeemable non-controlling interests during the year	(2,820,682)
Accretion of redeemable non-controlling interests	6,008,491
Balance as of December 31, 2019	44,896,428
Less: Comprehensive loss attributable to redeemable non-controlling interests during the year	(2,582,632)
Accretion of redeemable non-controlling interests	6,184,572
Balance as of December 31, 2020	48,498,368
Less: Comprehensive loss attributable to redeemable non-controlling interests during the period	(714,121)
Accretion of redeemable non-controlling interests	2,283,089
Balance as of June 2, 2021	50,067,336

Summary of Calculation of Company's Disposal Gain

Upon the disposal of Muhua Shangce, the Company recorded a gain amounting to RMB33,542,154. The calculation of the Company’s disposal gain is included in the following.

RMB
Cash consideration received from the disposal of Muhua Shangce	—
Add: Carrying value of redeemable non-controlling interests in Muhua Shangce	25,757,003
Add: Carrying value of non-redeemable non-controlling interests of Muhua Shangce	(4,423,059)
Subtotal	21,333,944
Less: Carrying value of net liabilities before disposal	(12,208,210)
Gain from the disposal of Muhua Shangce	33,542,154